Schedule of Investments (unaudited)
June 30, 2020
BATS: Series P Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Fixed-Income Funds — 37.6%
BATS: Series S Portfolio(a)	1,279,049	$ 12,355,612
Total Investments — 37.6% (Cost: $12,296,015)		12,355,612
Other Assets Less Liabilities — 62.4%		20,501,650
Net Assets — 100.0%		$ 32,857,262
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased	Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BATS: Series S Portfolio	1,325,779	—	(46,730)	1,279,049	$ 12,355,612	$ 100,650	$ (6,082)	$ 574,757
(a)	Includes net capital gain distributions, if applicable.
Portfolio Abbreviation
LIBOR	London Interbank Offered Rate
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (10 Year)	260	09/21/20	$ 36,185	$ 77,842
U.S. Ultra Treasury Bonds	10	09/21/20	2,181	(8,751)
U.S. Treasury Notes (2 Year)	8	09/30/20	1,767	51
				69,142
Short Contracts
U.S. Ultra Treasury Notes (10 Year)	55	09/21/20	8,662	(18,065)
U.S. Treasury Notes (5 Year)	80	09/30/20	10,059	(26,360)
				(44,425)
				$ 24,717

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series P Portfolio
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-month LIBOR, 0.30%	Quarterly	1.88%	Semi-Annual	04/30/26	USD	5,450	$ 483,650	$ 65	$ 483,585
2.23%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	04/24/27	USD	26,460	(3,250,920)	383	(3,251,303)
2.27%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	05/18/27	USD	6,500	(825,535)	94	(825,629)
2.23%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	08/11/27	USD	3,850	(510,697)	61	(510,758)
2.90%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	11/15/27	USD	11,152	(2,014,500)	(691)	(2,013,809)
3.18%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	05/21/28	USD	7,500	(1,588,530)	111	(1,588,641)
0.81%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	04/07/50	USD	1,400	44,265	—	44,265
							$ (7,662,267)	$ 23	$ (7,662,290)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series P Portfolio
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 12,355,612	$ —	$ —	$ 12,355,612
	$ 12,355,612	$ —	$ —	$ 12,355,612
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 77,893	$ 527,850	$ —	$ 605,743
Liabilities
Interest Rate Contracts	(53,176)	(8,190,140)	—	(8,243,316)
	$ 24,717	$ (7,662,290)	$ —	$ (7,637,573)
The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
3